                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Money Market Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                          PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 11.3%
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 3.105%, due 7/11/05                                                     $ 25,965,000         $   25,965,000
----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas NY Branch, 3.015%, due 6/29/05                                                       31,825,000             31,825,000
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 3.1%, due 7/11/05                                                30,995,000             30,995,000
----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                                          $   88,785,000
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER^ - 83.7%
----------------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 2.995%, due 6/13/05                                                         $ 16,099,000         $   16,082,928
----------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.15%, due 8/09/05                                                30,000,000             29,818,875
----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 2.96%, due 6/07/05                                                5,720,000              5,717,178
----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 3.1%, due 8/05/05                                                10,000,000              9,944,028
----------------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 3.03%, due 7/05/05 #                                                                  11,000,000             10,968,522
----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.94%, due 6/02/05 #                                        31,995,000             31,992,383
----------------------------------------------------------------------------------------------------------------------------------
Citicorp, 3.03%, due 6/13/05                                                                     32,035,000             32,002,645
----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 3.1%, due 7/25/05                                                   19,000,000             18,911,650
----------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 3.06%, due 7/18/05 #                                                             21,520,000             21,434,028
----------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 3.16%, due 8/08/05 #                                                             10,305,000             10,243,491
----------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3%, due 7/05/05                                                              26,730,000             26,654,265
----------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.02%, due 6/06/05 - 7/07/05 #                                  32,052,000             32,001,493
----------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 3.03%, due 6/14/05 #                                          24,779,000             24,751,888
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.12%, due 7/25/05                                               16,680,000             16,601,938
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 3%, due 6/29/05                                                            15,145,000             15,109,662
----------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 3.04%, due 7/12/05 #                                                                10,180,000             10,144,755
----------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 3.09%, due 7/22/05 #                                                                 1,000,000                995,623
----------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 3.03%, due 7/06/05                                         10,235,000             10,204,849
----------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 3.16%, due 8/08/05                                          5,360,000              5,328,007
----------------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.03%, due 6/15/05 #                                                   32,035,000             31,997,252
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 3%, due 7/07/05                                                            31,825,000             31,729,525
----------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, 3.115%, due 7/26/05                                                  31,865,000             31,713,354
----------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.05%, due 6/01/05                                                          960,000                960,000
----------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 3.03%, due 6/17/05 #                                             20,305,000             20,277,656
----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc., 2.92%, due 6/09/05 #                                                                  402,000                401,739
----------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 3.03%, due 6/16/05 #                                                     32,040,000             31,999,550
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 3.04%, due 6/20/05 #                                                       54,000                 53,913
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 3.15%, due 7/18/05 #                                                   31,830,000             31,699,099
----------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.03%, due 6/21/05 #                                                31,870,000             31,816,352
----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 3.03%, due 6/15/05 #                                                    7,491,000              7,482,173
----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 3%, due 6/23/05 #                                                      24,570,000             24,524,955
----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 3.13%, due 8/01/05                                                    31,565,000             31,397,592
----------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 3.08%, due 7/13/05                                                     21,825,000             21,746,576
----------------------------------------------------------------------------------------------------------------------------------
Verizon Network Funding Co., Inc., 3.02%, due 6/27/05                                            13,600,000             13,570,337
----------------------------------------------------------------------------------------------------------------------------------
Verizon Network Funding Co., Inc., 3.05%, due 6/28/05                                            18,465,000             18,422,761
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                                 $  658,701,042
----------------------------------------------------------------------------------------------------------------------------------
EUROPEAN TIME DEPOSITS - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cayman, 3.063%, due 6/01/05, at Amortized Cost and Value                     $ 31,394,000         $   31,394,000
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.98%, due 6/02/05,
----------------------------------------------------------------------------------------------------------------------------------
at Amortized Cost and Value                                                                    $  8,190,000         $    8,190,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                      $  787,070,042
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-0%                                                                                          (30,921)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $  787,039,121
----------------------------------------------------------------------------------------------------------------------------------
^ The rates shown represent annualized yields at time of purchase.
# Security exempt from registration under Section 4(2) of the Securities Act of 1933.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Government Money Market Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/2005

ISSUER                                                                                       PAR AMOUNT                $ VALUE
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.2%^
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.94%, due 6/22/05                                                             $  1,250,000           $  1,247,856
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.95%, due 7/06/05                                                                1,234,000              1,230,461
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.99%, due 7/20/05 - 7/22/05                                                      3,079,000              3,066,452
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.045%, due 7/20/05                                                               1,170,000              1,165,151
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.1%, due 7/27/05                                                                 1,005,000              1,000,154
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.94%, due 6/13/05                                                    2,000,000              1,998,040
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.955%, due 6/10/05                                                   1,072,000              1,071,208
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.97%, due 6/15/05                                                    1,276,000              1,274,526
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.06%, due 7/22/05                                                    2,400,000              2,389,596
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.835%, due 6/15/05                                                              2,200,000              2,197,575
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.95%, due 6/14/05 - 7/05/05                                                     4,000,000              3,992,297
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.96%, due 6/28/05                                                               2,000,000              1,995,560
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.995%, due 7/11/05                                                              1,000,000                996,672
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.11%, due 8/16/05                                                                 992,000                985,487
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                             $ 24,611,035
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.1%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3%, dated 5/31/05, due 6/01/05, total to be received $26,002
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)                                                                            $     26,000           $     26,000
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $2,725,231
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)                                                                               2,725,000              2,725,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                              $  2,751,000
------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                    $ 27,362,035
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(0.3)%                                                                                  (89,625)
------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $ 27,272,410
------------------------------------------------------------------------------------------------------------------------------

^ The rates shown represent annualized yields at time of purchase

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.



(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Mid Cap Growth Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.7%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.4%
---------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            259,600      $   24,662,000
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.0%
---------------------------------------------------------------------------------------------------------------------------
SLM Corp.^                                                                                      377,000      $   18,197,790
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 7.1%
---------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.^*                                                                             517,200      $   20,222,520
---------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                299,400          11,634,684
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  685,531          42,770,279
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          757,000          30,885,600
---------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                         406,600          13,474,724
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.^*                                                                               358,600           9,467,040
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  128,454,847
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.0%
---------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                  1,942,150      $   23,053,320
---------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                                         2,677,700           9,104,180
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        404,200          24,252,000
---------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                              2,510,700          30,982,038
---------------------------------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                                                     213,447          13,720,373
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                           539,800           6,812,276
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                                          189,100           2,382,660
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                           665,900          17,719,599
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  128,026,446
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                       264,000      $   19,044,960
---------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                359,850          29,572,473
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,617,433
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.6%
---------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                    645,000      $   24,329,400
---------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                   405,013          28,261,807
---------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              522,600          25,272,936
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            648,600          48,541,224
---------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                  602,800          15,341,260
---------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                       565,850          14,927,123
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  156,673,750
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.^                                                                                   340,300      $   19,397,100
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.8%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                  1,157,500      $   31,541,875
---------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                         922,700          20,954,517
---------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.^*                                                                          807,200          20,309,152
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                     621,000          28,019,520
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                              1,642,000          37,125,620
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                       1,662,700          41,351,349
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  179,302,033
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                                    276,800      $    8,863,136
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                       348,600      $   27,365,100
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                        268,400           9,305,428
---------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.^*                                                           226,800          11,033,820
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   47,704,348
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                    400,900      $   17,158,520
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.2%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            896,300      $   33,234,804
---------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"^*                                                                           341,000          12,102,090
---------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              496,400          10,518,716
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                               837,600          38,035,416
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  584,200          23,928,832
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                            2,174,200          19,067,734
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                  1,105,000          30,663,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  167,551,342
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.3%
---------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                                            366,600      $   10,352,784
---------------------------------------------------------------------------------------------------------------------------
International Game Technology^                                                                  606,300          17,085,534
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   425,000          19,596,750
---------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          382,000          12,136,140
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   59,171,208
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.0%
---------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                          690,100      $    8,364,012
---------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      582,300          14,947,641
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   275,600          13,418,964
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   36,730,617
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                   510,900      $   14,810,991
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.6%
---------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                           464,689      $   11,384,881
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          668,500      $   35,122,990
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.^                                                                         343,800      $   24,031,620
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                                682,000      $   24,804,340
---------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*                                                                      309,557          13,923,874
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,728,214
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 10.8%
---------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.^                                                                                201,500      $   13,752,375
---------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                 1,677,564          39,271,773
---------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    538,500          30,721,425
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          328,900          20,543,094
---------------------------------------------------------------------------------------------------------------------------
Millipore Corp.^*                                                                               211,000          10,864,390
---------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         516,500          20,721,980
---------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                667,100           9,966,474
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                 1,007,500          39,141,375
---------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          151,800          11,624,844
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  196,607,730
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              101,400      $    2,955,291
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              109,000           3,176,793
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,132,084
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.7%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^                                                                                612,400      $   30,834,340
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                            712,000          26,087,680
---------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                   413,400      $   18,603,000
---------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                       157,800           9,272,328
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   84,797,348
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                                              364,400      $   24,939,536
---------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                       398,900          11,472,364
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   36,411,900
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
---------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                 263,700      $   20,386,647
---------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                           641,500          13,022,450
---------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                            1,154,900          32,545,082
---------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                        310,600          10,364,722
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   76,318,901
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                         21,300      $   17,679,000
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      798,199      $   28,184,407
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        226,000          10,000,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,184,907
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                                  352,800      $   16,535,736
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
---------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                        591,500      $   24,044,475
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                 677,950          21,538,472
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  854,800          19,600,564
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   65,183,511
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                     890,500      $   20,953,465
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                        590,900          15,150,676
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   36,104,141
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                   1,947,646      $   35,135,534
---------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                              190,220          12,145,547
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   47,281,081
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                   219,900      $   11,210,502
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,662,845,063)                                                               $1,797,036,107
------------------------------------------------------------------------------------------------------- -------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.4%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost and Value<           $ 25,112,000      $   25,112,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.9%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   216,243,003      $  216,243,003
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $2,000
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                   $      2,000      $        2,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments (Identified Cost, $1,904,202,066) ~                                                        $2,038,393,110
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(12.0)%                                                                         (217,927,975)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $1,820,465,135
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
~ As of May 31, 2005, the fund had one security representing $2,955,291 and 0.16% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR=American Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP GROWTH FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                        $ 1,909,237,607
                                                      ===============
Gross unrealized appreciation                         $   224,231,025
Gross unrealized depreciation                             (95,075,522)
                                                      ---------------
Net unrealized appreciation(depreciation)             $   129,155,503
                                                      ===============


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Municipal Bond Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                          PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.3%
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                           $  1,845,000      $    2,010,370
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (3rd Lien Passenger Facility B),
  FSA, 5.75%, 2022                                                                               1,125,000           1,266,728
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 7.6912%, 2022+++                     2,500,000           3,129,900
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 8.1912%, 2029+++                    3,000,000           3,780,180
------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.72%, 2017+++                             2,500,000           3,016,100
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2010++++                                                    955,000           1,079,742
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6%, 2010++++                                                    250,000             282,655
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2010++++                                              1,500,000           1,703,880
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013++++                                            2,955,000           4,197,518
------------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority (Buffalo-Niagara International
  Airport), MBIA, 5.875%, 2013                                                                   1,485,000           1,625,481
------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, WA, Rev. "A", FGIC, 5.5%, 2021                                                  4,000,000           4,157,080
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   26,249,634
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.7%
------------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011++++                        $  2,750,000      $    3,153,920
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millenium Parking Facilities), MBIA, 0% to 2006, 5.7% to 2025             2,355,000           2,480,804
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010++++                                                              3,785,000           4,351,387
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 7.2948%, 2018+++                                                      5,900,000           7,839,212
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                  5,000,000           5,756,150
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008++++                                               6,300,000           6,916,833
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009++++                                           7,000,000           7,775,740
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs, 7.6793%, 2007+++,++++                                       2,870,000           3,529,182
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, XLCA, 7.8628%, 2017+++                                        1,150,000           1,547,785
------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009++++                                                               830,000             950,890
------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010++++                                                             1,000,000           1,165,360
------------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                    6,000,000           6,343,140
------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009++++                                                       3,315,000           3,802,106
------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                          1,860,000             529,598
------------------------------------------------------------------------------------------------------------------------------
New York City, NY Urban Development Corp., 5.5%, 2016                                           14,690,000          15,376,904
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "B", 7.5%, 2007                                                                 955,000             960,749
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2006++++                                                         9,500,000           9,829,460
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2007++++                                                         8,500,000           9,149,570
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "J", 5%, 2030                                                                 1,180,000           1,242,233
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2006++++                                                         8,935,000           9,244,866
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2015                                                             2,150,000           2,224,562
------------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                                   100,000             112,832
------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                        2,990,000           3,128,796
------------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                           2,000,000           2,151,680
------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009++++                                                               1,835,000             912,509
------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009++++                                                               3,150,000           1,277,609
------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                                  5,000,000           5,650,050
------------------------------------------------------------------------------------------------------------------------------
State of California, 5.1%, 2034                                                                  5,000,000           5,147,550
------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, 7.2308%, 2012+++                                                     5,825,000           7,056,056
------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 7.7603%, 2017+++                                               6,875,000           8,673,225
------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                390,000             422,011
------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                                 3,880,000           4,473,640
------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                                    4,360,000           5,039,855
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  148,216,264
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                                   $  1,000,000      $    1,105,300
------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                           3,095,000           3,562,995
------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, ETM, 6.5%, 2010++++                                                  2,905,000           3,363,119
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "A",
  XLCA, 7%, 2021                                                                                10,185,000          13,167,983
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transportation Systems, "C", XLCA,
  6.1%, 2013                                                                                    10,200,000          12,022,638
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   33,222,035
------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.8%
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                            $  3,000,000      $    3,214,710
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                               5,160,000           5,706,289
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                              20,295,000          23,959,465
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 6.7603%, 2019+++                                   5,000,000           6,483,900
------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                           4,000,000           4,682,360
------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                         2,360,000           2,570,182
------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                         1,735,000           2,256,819
------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014++++                                  265,000             357,432
------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                                  865,000             987,225
------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                                  725,000             827,443
------------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                              1,000,000           1,061,840
------------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                       1,000,000           1,062,740
------------------------------------------------------------------------------------------------------------------------------
Highland Park, TX, Independent School District, 5.125%, 2009++++                                 2,525,000           2,713,315
------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, 6.5%, 2011++++                                                  1,345,000           1,575,291
------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011++++                                           1,245,000           1,450,263
------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2035                                                              1,150,000           1,289,668
------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                  1,765,000             552,463
------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027                  1,570,000             460,528
------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010++++                                                1,150,000           1,311,851
------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010++++                                                1,000,000           1,140,740
------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                       3,280,000           1,094,372
------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                       3,320,000             818,380
------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                          4,885,000           2,394,774
------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5%, 2018                                       8,500,000           8,973,110
------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                           785,000             940,705
------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                           785,000             941,058
------------------------------------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2016                                                   500,000             551,280
------------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2027                2,200,000           2,337,192
------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0%, 2014                                         2,000,000           1,308,840
------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2025                                   2,000,000           2,261,860
------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2026                                   2,000,000           2,255,300
------------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                     2,500,000           2,636,675
------------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, School District 6, 6%, 2010++++                                            1,690,000           1,929,439
------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2028                     2,150,000             689,075
------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2030                     2,150,000             614,986
------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA (Wattsburg), Rev., MBIA, 0%, 2031                     1,170,000             316,684
------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                     1,900,000           2,041,151
------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                     2,000,000           2,138,060
------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                         3,955,000           4,235,845
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  102,143,310
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.6%
------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                  $  1,000,000      $    1,080,670
------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                   1,000,000           1,049,540
------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                     1,750,000           1,832,443
------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2026                                                                                   1,250,000           1,404,388
------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                       2,440,000           2,467,621
------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM, 5.25%, 2019++++           6,750,000           7,061,040
------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018        1,000,000           1,048,350
------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020        4,345,000           4,475,002
------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034       5,000,000           5,364,250
------------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System,
  Inc.), 5.5%, 2031                                                                              1,555,000           1,626,266
------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                          1,500,000           1,591,320
------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. "A" (Texas
  Children's Hospital), 5.375%, 2015                                                             4,300,000           4,561,741
------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman
  Healthcare), 6.375%, 2029                                                                      2,000,000           2,232,740
------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2031                                                                                       1,000,000           1,095,940
------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                         2,595,000           2,747,768
------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012              1,600,000           1,697,344
------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Advocate Health Care Network), MBIA,
  5.7%, 2011                                                                                     3,005,000           3,215,260
------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024            5,500,000           5,574,965
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2015           1,800,000           2,025,252
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                  6,500,000           7,095,335
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024               2,650,000           2,806,536
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
  6%, 2024                                                                                       1,165,000           1,279,287
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                1,975,000           2,072,387
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,400,000           2,505,816
------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess Hospital) "A", AMBAC, 5.375%, 2034            2,075,000           2,248,595
------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016       2,195,000           2,381,114
------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton Healthcare,
  Inc.), 6.5%, 2020                                                                              4,750,000           5,282,760
------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                        2,610,000           2,766,783
------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care "A", 5.75%, 2015                                                1,000,000           1,095,850
------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2032          2,200,000           2,320,428
------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), "A",
  5.125%, 2034                                                                                   1,000,000           1,041,580
------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033      1,115,000           1,164,818
------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2030                                                                   1,000,000           1,142,290
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015       2,500,000           2,600,000
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                          1,500,000           1,664,985
------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. "A" (Crittenton), 5.625%, 2027                          1,000,000           1,067,340
------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clement), MBIA, 5.75%, 2017                2,900,000           3,192,204
------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), MBIA, ETM,
  5.375%, 2014++++                                                                                 515,000             548,424
------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                       750,000             798,000
------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2022                                                            4,620,000           4,280,107
------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2024                                                            6,910,000           6,359,411
------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032           1,335,000           1,411,042
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                     1,000,000           1,102,050
------------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources
  System), MBIA, 5%, 2017                                                                        5,000,000           5,229,450
------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                        4,000,000           4,317,640
------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health
  Systems), 5.625%, 2032                                                                         1,490,000           1,604,790
------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2032                                                                       2,230,000           2,423,386
------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton Hospital), 5.5%, 2021                  1,500,000           1,595,505
------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023                             1,560,000           1,853,888
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Allegheny Delaware Valley), MBIA,
  5.3%, 2006                                                                                     1,975,000           2,023,388
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev. (Allegheny Delaware Valley), MBIA,
  5.875%, 2016                                                                                   5,000,000           5,247,650
------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligation
  Group), 6.375%, 2021                                                                           2,000,000           2,269,040
------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health Systems), 6.375%, 2022          1,000,000           1,076,460
------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                770,000             788,449
------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012++++                                                                  1,255,000           1,497,328
------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), ETM, 6.375%, 2019++++                                                               745,000             884,755
------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems,
  Inc.), "A", 5.625%, 2030                                                                       2,055,000           2,154,832
------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                   970,000           1,016,570
------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                 1,200,000           1,348,920
------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           2,000,000           2,091,480
------------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. Rev. (Texas Health Resources),
  MBIA, 5.25%, 2018                                                                              8,605,000           9,145,996
------------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026              1,250,000           1,353,513
------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                    1,595,000           1,811,521
------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    2,465,000           2,793,609
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2017                                                                                         520,000             565,952
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2021                                                                                         650,000             696,677
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                   2,000,000           2,334,700
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
  5.75%, 2025                                                                                    3,000,000           3,227,880
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  169,732,421
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement
  Facility), 5.25%, 2019                                                                      $  2,500,000      $    2,568,575
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District Rev. (Dow Chemical Co.), 5.7%, 2033              $  3,500,000      $    3,862,285
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.4%
------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A-2", 5.4%, 2025                                                        $    785,000      $      808,267
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018      1,730,000           1,847,709
------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                       1,500,000           1,632,255
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    4,288,231
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010             $    670,000      $      688,492
------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                 1,180,000           1,200,237
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
  5.625%, 2019                                                                                   8,650,000           9,182,927
------------------------------------------------------------------------------------------------------------------------------
Memphis - Shelby County, TN (FedEx Corp.), 5.05%, 2012                                           1,400,000           1,493,394
------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026              3,640,000           3,810,243
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   16,375,293
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                              $  1,500,000      $    1,763,790
------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev. (International Paper Co.),
  5.7%, 2014                                                                                     1,400,000           1,542,618
------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev. "A" (International Paper Co.), 5.125%, 2018                   1,500,000           1,550,145
------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                     1,250,000           1,368,725
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    6,225,278
------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                              $  5,835,000      $    1,376,477
------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                $  2,675,000      $    2,676,231
------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA, 5.85%, 2010++++                              4,000,000           4,479,320
------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., FSA, 5.9%, 2010++++                               4,500,000           5,048,955
------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                       1,765,000           1,817,191
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   14,021,697
------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                  $    545,000      $      544,112
------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                     995,000             993,219
------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                    3,500,000           3,658,830
------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority, Port Authority Rev. (Newark Marine Terminal), MBIA,
  5.5%, 2028                                                                                       785,000             872,166
------------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020                                         670,000             711,098
------------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031                                        1,755,000           1,857,896
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    8,637,321
------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                 $    375,000      $      230,059
------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      450,000             258,314
------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      975,000             523,322
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    1,011,695
------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 2.0%
------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                             $  8,965,000      $    7,754,187
------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                                                              5,000,000           6,213,050
------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                              4,580,000           5,447,269
------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                       2,340,000           2,496,172
------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place, MBIA, 0%, 2032                                    4,000,000           1,118,440
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   23,029,118
------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev. "A",
  GNMA, 6.05%, 2032                                                                           $  2,000,000      $    2,154,700
------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                           590,000             624,196
------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                             90,000              91,769
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                      710,000             738,904
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                      125,000             125,970
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, FNMA, 7.05%, 2030                              60,000              60,025
------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                          120,000             122,004
------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                 390,000             407,952
------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              510,000             537,662
------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                240,000             250,104
------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                               740,000             791,534
------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                140,000             141,456
------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                        1,810,000           1,903,034
------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 6.5%, 2023                                                                       185,000             196,931
------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 5.4%, 2029                                                                       520,000             539,204
------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 5.3%, 2028                                                                     1,465,000           1,507,910
------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                             935,000             970,063
------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                           5,000               5,034
------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   600,000             627,354
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                490,000             514,907
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, FNMA,
  4% to 2005, 5.8% to 2036                                                                       2,355,000           2,576,558
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
  6.875%, 2026                                                                                     590,000             605,853
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035               1,695,000           1,857,906
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA,
  FNMA, 3% to 2005, 5.8% to 2027                                                                 1,175,000           1,276,156
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA,
  FNMA, 4% to 2005, 5.7% to 2036                                                                 2,435,000           2,641,512
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027              1,370,000           1,463,735
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA,
  6.45%, 2033                                                                                    1,370,000           1,480,299
------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Rev., Mortgage Backed Securities
  Program, "A-6", 5.65%, 2036                                                                    1,725,000           1,871,332
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   26,084,064
------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.7%
------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA,
  4.45%, 2034                                                                                 $  1,610,000      $    1,622,767
------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                            16,170,000           7,171,880
------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                            2,175,000             672,641
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                             390,000             402,492
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                             185,000             190,450
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                              455,000             479,265
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                             385,000             391,137
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                      154,000             156,062
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                       110,000             110,480
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       34,000              34,443
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                        215,000             222,641
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                       165,000             173,065
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       790,000             811,156
------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 6.6%, 2032                                       745,000             766,702
------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
  7.55%, 2031                                                                                      565,000             607,997
------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                    885,000             913,506
------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                1,315,000           1,388,929
------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency, Residential Housing Finance Rev., "B", 4.8%, 2023              1,425,000           1,449,667
------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., "A", GNMA, 6.1%, 2034                                               3,610,000           3,891,219
------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                            311,000             317,957
------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), "B", GNMA, 6.7%, 2030                                                     1,120,000           1,143,262
------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 7.45%, 2031                                                           165,000             171,242
------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                           370,000             384,571
------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                           460,000             470,787
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                        1,070,000           1,101,811
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    455,000             464,769
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      410,000             416,892
------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                                             925,000             982,137
------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               745,000             794,014
------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                       375,000             392,096
------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                    1,625,000           1,687,124
------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                         1,660,000           1,678,658
------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C",
  5.9%, 2035                                                                                     1,565,000           1,687,899
------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                   280,000             286,135
------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                   6,005,000           6,451,832
------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                            2,320,000           2,360,298
------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                  665,000             682,197
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   42,930,180
------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                 $    500,000      $      507,090
------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities (American Ref-Fuel Co.), "A", 6.2%, 2019                                            1,250,000           1,298,188
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                                     2,400,000           2,571,840
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    4,377,118
------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.9%
------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                              $  5,000,000      $    5,646,600
------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates, MBIA, 6%, 2026                              5,000,000           5,261,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   10,907,800
------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.4%
------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                        $  1,610,000      $    1,823,212
------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                           1,705,000           1,930,060
------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.7074%, 2018++                  16,250,000          20,911,800
------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010++++                                    1,000,000           1,154,800
------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2028                                                                              4,000,000           4,202,920
------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2043                                                                                3,925,000           4,202,969
------------------------------------------------------------------------------------------------------------------------------
Houston, TX, COP, 6.3%, 2020                                                                     5,000,000           5,464,950
------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", 6%, 2007                                                  1,495,000           1,568,973
------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2007++++               10,000              10,680
------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, ETM, 6%, 2007++++              5,000               5,265
------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                  7,000,000           7,877,590
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016++++                        26,195,000          31,567,856
------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                          5,000,000           5,286,250
------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California
  Department of Transportation), 5.5%, 2014                                                     10,000,000          10,338,000
------------------------------------------------------------------------------------------------------------------------------
State of New York Dormitory Authority Rev., Supported Debt (Mental Health), "A",
  5.75%, 2007++++                                                                                1,385,000           1,479,208
------------------------------------------------------------------------------------------------------------------------------
State of New York Dormitory Authority Rev., Supported Debt (Mental Health), "A",
  5.75%, 2010                                                                                      605,000             641,863
------------------------------------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.), FGIC, 5.5%, 2011++++                    7,500,000           8,408,775
------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev. "A", AMBAC, 5.5%, 2027                      2,000,000           2,204,720
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  109,079,891
------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                   $  2,500,000      $    2,704,225
------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                     2,800,000           3,027,220
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    5,731,445
------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                $  3,640,000      $    4,156,116
------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                           910,000             964,882
------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                        1,640,000           1,752,274
------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           730,000             763,996
------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                        1,095,000           1,161,707
------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    2,000,000           2,120,300
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   10,919,275
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                  $  2,125,000      $    2,207,216
------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            1,005,000           1,040,889
------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, Asset Backed, "A1", 6.25%, 2033                        2,800,000           2,958,676
------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2025                                                                                     3,000,000           2,906,340
------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                               1,235,000           1,238,013
------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                             2,345,000           2,368,403
------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                        1,500,000           1,564,245
------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                155,000             163,187
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   14,446,969
------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.7%
------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010++++             $  5,000,000      $    2,728,400
------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                         3,860,000           3,962,946
------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA, 7.0448%, 2020+++                                5,000,000           5,738,300
------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2018                                                                                1,250,000             661,988
------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2019                                                                                2,000,000             990,200
------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "C", FSA,
  0% to 2011, 5.35% to 2016                                                                      1,000,000             818,180
------------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway),
  AMBAC, 5%, 2006++++                                                                            2,885,000           2,979,022
------------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway),
  AMBAC, 5%, 2016                                                                                1,615,000           1,664,225
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   19,543,261
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.4%
------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015++++                               $  2,000,000      $    2,726,940
------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                              2,750,000           2,891,213
------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                 5,000,000           5,245,700
------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013++++                            5,600,000           6,317,248
------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
  "A", FSA, 6%, 2009++++                                                                         1,325,000           1,469,067
------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., ROLs, FSA, 7.9328%, 2011+++                 7,500,000           9,415,650
------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., Transportation Systems "B",
  5.25%, 2007++++                                                                                8,500,000           9,051,905
------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                    2,420,000           2,569,943
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   39,687,666
------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.8%
------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034            $  2,400,000      $    2,562,192
------------------------------------------------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High School), FSA, 5.25%, 2032                             3,500,000           3,735,655
------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                             785,000             825,914
------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                            5,000,000           5,309,200
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                4,975,000           6,130,643
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), 6.625%, 2010++++                                                                      350,000             405,794
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev., RITES (Harvard
  University), 8.7563%, 2020+++                                                                  8,410,000          13,025,408
------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2017                                                                    500,000             562,510
------------------------------------------------------------------------------------------------------------------------------
Rhode Island State, Health & Educational Building Corp., (Rhode Island School of
  Design) "D", XLCA, 5.5%, 2035                                                                  9,140,000          10,163,680
------------------------------------------------------------------------------------------------------------------------------
State of Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                        605,000             618,685
------------------------------------------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund, "A", 0%, 2007                                   6,695,000           6,261,231
------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2010++++                                    1,000,000           1,132,910
------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                         810,000             858,624
------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev. "A", FGIC, 5.5%, 2029                              3,500,000           3,863,440
------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010++++                                                    500,000             561,610
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   56,017,496
------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A",
  6%, 2021                                                                                    $  1,000,000      $    1,049,150
------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020             $  6,000,000      $    6,386,040
------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                           1,500,000           1,641,165
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    8,027,205
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                $  4,880,000      $    4,980,479
------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                3,000,000           3,348,690
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light
  and Power), 5.9%, 2016                                                                         3,500,000           3,617,215
------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light
  and Power), 5.9%, 2018                                                                         1,000,000           1,065,770
------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                            1,500,000           1,612,575
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   14,624,729
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 18.5%
------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                          $  2,500,000      $    3,025,075
------------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev. "A", 5.75%, 2017                   2,750,000           3,094,355
------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                               8,145,000          10,241,523
------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017++++                        365,000             443,428
------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department Budget & Finance Rev., "B" (Electric Co. &
  Subsidiary), XLCA, 5%, 2022                                                                 $  4,000,000      $    4,197,760
------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15%, 2014                                                16,380,000          17,272,382
------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2007++++                                         9,000,000          10,025,190
------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014++++                                       28,220,000          30,587,094
------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016                                             10,000,000          10,520,200
------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013           4,000,000           4,813,960
------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                     7,000,000           7,414,680
------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014                                   7,735,000           8,184,326
------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                     9,250,000          11,590,990
------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       1,500,000           1,684,215
------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLs, MBIA,
  7.4158%, 2019+++                                                                               3,500,000           4,124,190
------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                          4,000,000           4,849,840
------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                          4,150,000           5,252,406
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.7866%, 2015+++                               2,500,000           2,816,250
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.7866%, 2016+++                               3,000,000           3,379,500
------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                  8,500,000           8,927,550
------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036                4,200,000           4,433,898
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014               8,000,000           8,453,440
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2010              13,100,000          13,739,804
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2011               7,500,000           7,866,300
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #2), MBIA, 5.7%, 2012               15,000,000          15,724,650
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                    5,145,000           6,647,340
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), FGIC, 0%, 2005                  6,895,000           6,879,210
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  216,189,556
------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                             $  1,570,000      $    1,707,422
------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                                1,000,000           1,147,830
------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                                1,055,000           1,210,961
------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                              920,000             999,148
------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                             1,730,000           1,875,683
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    6,941,044
------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,039,827,813)                                                         $1,147,516,483
------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 2.91%, due 6/02/05                 $    300,000      $      300,000
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 2.98%,
  due 6/01/05                                                                                    1,400,000           1,400,000
------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 2.94%, due 6/02/05            750,000             750,000
------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.94%, due 6/02/05                              400,000             400,000
------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
Facilities (Stowers Institute), 2.94%, due 6/02/05                                               2,200,000           2,200,000
------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Unified School District, District Certification Partnership,
  2.89%, due 6/02/05                                                                               300,000             300,000
------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.98%, due 6/02/05                                    50,000              50,000
------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.98%, due 6/02/05                                    75,000              75,000
------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.98%, due 6/02/05                                    50,000              50,000
------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.98%, due 6/02/05                                    95,000              95,000
------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3%, due 6/01/05                                       35,000              35,000
------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2",
  2.86%, due 6/02/05                                                                          $    100,000      $      100,000
------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                            $    5,755,000
------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,045,582,813)                                                             $1,153,271,483
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-1.1%                                                                                 12,592,529
------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                             $1,165,864,012
------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP = Certificate of Participation

ETM = Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC              = AMBAC Indemnity Corp.
FGIC               = Financial Guaranty Insurance Co.
FHA                = Federal Housing Administration
FNMA               = Federal National Mortgage Assn.
FSA                = Financial Security Assurance, Inc.
GNMA               = Government National Mortgage Assn.
MBIA               = Municipal Bond Investors Corp.
PSF                = Permanent School Fund
XLCA               = XL Capital Insurance Co.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------
RITES              = Residual Interest Tax-Exempt Security
ROLS               = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $1,044,290,757
                                                                     ==============
Gross unrealized appreciation                                        $  109,528,663
Gross unrealized depreciation                                              (547,937)
                                                                     --------------
Net unrealized appreciation (depreciation)                           $  108,980,726
                                                                     ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                               Notional Principal                                               Unrealized
                                               Amount of             Cash Flows Paid     Cash Flows             Appreciation
                        Expiration             Contract              by the fund         Received by the Fund   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
                                                                     Fixed - 3 Year
                                                                     BMA Swap Index -    Floating - 7 day
                        12/1/07      USD       27,000,000            2.795%              BMA Swap Index       $ 64,075

                                                                     Fixed - 10 Year
                                                                     BMA Swap Index -    Floating - 7 day
                        6/8/15       USD       15,000,000            3.657%              BMA Swap Index         (275,009)

                                                                     Fixed - 10 Year
                                                                     BMA Swap Index -    Floating - 7 day
                        10/19/15     USD       35,000,000            3.704%              BMA Swap Index         (597,850)


                                                                     Fixed - 15 Year     Floating - 3 Month
                        11/29/20     USD       10,000,000            LIBOR - 4.77%       LIBOR                  (110,284)
                                                                                                              ----------
                                                                                                              $ (919,068)

(3) Restricted Securities

At May 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.17% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                              DATE OF                  PAR
DESCRIPTION                                  ACQUISTION               AMOUNT                   COST                 VALUE
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education,
RITES, FGIC, 6.7603%, 2019                       2/9/2000                5,000,000                $ 3,984,600     $ 6,483,900

Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 7.6912%, 2022          8/21/2003               2,500,000                  2,657,187       3,129,900

Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 8.1912%, 2029         8/21/2003               3,000,000                  3,267,915       3,780,180

Chicago, IL, RITES, AMBAC,
7.2948%, 2018                                    3/20/2000               5,900,000                  5,728,934       7,839,212

Commonwealth of Massachusetts,
ROLs, 7.6793%, 2007                              8/28/2001               2,870,000                  3,099,697       3,529,182

Commonwealth of Puerto Rico, ROLs,
XLCA, 7.8628%, 2017                              10/22/2001              1,150,000                  1,357,997       1,547,785

Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.72%, 2017                  8/28/2000               2,500,000                  2,625,460       3,016,100

Massachusetts Health & Educational
Facilities Authority Rev., RITES
(Harvard University), 8.7563%, 2020              11/8/1999               8,410,000                  9,415,512       13,025,408

New Jersey Transportation Trust Fund
Authority Rev., ROLs, FSA, 7.9328%,
2011                                             1/7/2002                7,500,000                  8,457,470       9,415,650

New Jersey Turnpike Authority Rev.,
RITES, MBIA, 7.0448%, 2020                       4/19/2000               5,000,000                  4,654,747       5,738,300

North Carolina Municipal Power
Agency, Catawba Electric Rev., ROLs,
MBIA, 7.4158%, 2019                              3/3/2003                3,500,000                  3,941,983       4,124,190

Puerto Rico Electric Power Authority,
RITES, FSA, 6.7866%, 2015                        9/16/1999               2,500,000                  2,411,250       2,816,250

Puerto Rico Electric Power Authority,
RITES, FSA, 6.7866%, 2016                        9/16/1999               3,000,000                  2,854,200       3,379,500

State of California, RITES, 7.2308%, 2012        11/8/1999               5,825,000                  6,028,151       7,056,056

State of California, RITES, XLCA,
7.7603%, 2017                                    1/3/2000                6,875,000                  7,003,975       8,673,225
                                                                                                                  -----------
                                                                                                                  $83,554,838
                                                                                                                  ===========


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.



(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
      -------------


* Print name and title of each signing officer under his or her signature.